Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Fair value of financial assets and liabilities [Line Items]
Financial liabilities		€ 9,840		€ 10,564
Reclassifications		12		(2)
Financial assets at fair value through profit or loss		284		322
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial liabilities		115		113		€ 208
Assumed in a Business Combination		6
Utilizations		(20)		105
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities		16		(85)
Financial income and expenses		1	[1]	(8)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities		(2)	[2]	8	[3]
Reclassifications		1
Financial assets at fair value through profit or loss		250		285		€ 523
Financial liabilities recognised as of acquisition date				96
Level 3 of fair value hierarchy [member] | Financial assets, class [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets		503		549
Purchases, fair value measurement, assets		85		131
Sales, fair value measurement, assets		56		76
Financial income and expenses		(43)	[1]	7
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	[2]	(40)
Receivables Held To Collect And Sell		€ 6		(41)
Reclassifications				€ 5

[1]	Refer to Financial income and expenses for details.
[2]	Includes translation differences
[3]	Includes translation differences